Nontrade Receivables and Allowance for Credit Losses (Detail) - Non Trade Receivable - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Nontrade receivables	$ 91	$ 80
Allowance for credit losses	(33)	(20)	$ (18)
Net nontrade receivable	58	60
Agents
Financing Receivable, Allowance for Credit Losses [Line Items]
Nontrade receivables	41	23
Allowance for credit losses	(33)	(20)
Net nontrade receivable	8	3
Reinsurer
Financing Receivable, Allowance for Credit Losses [Line Items]
Nontrade receivables	50	57
Net nontrade receivable	$ 50	$ 57